Note 10 - Non-controlling Interest	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
10.	NON-CONTROLLING INTEREST

Just Energy owns
95%
of the issued and outstanding shares of Just Energy Deutschland GmbH and
51%
of the issued and outstanding shares of db SWPro GmbH (“SWPro”), and therefore, has treated the
5%
and
49%,
respectively, that is
not
owned by Just Energy as a non-controlling interest.